DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
Disclosure of detailed information about the analysis of the results of discontinued operations [Text Block]
Results of operations as of October 31, 2016 and as of December 31, 2015, recognized in the Consolidated Statement of Income as Net income from discontinued operations, are the following:

	Ten months ended October 31, 2016	Year ended December 31, 2015
In millons of COP
Interest income on loans	408,233	403,382
Overnight and market funds	320	53
Interest and valuation on investment	1,246	698
Total interest and valuation	409,799	404,133
Interest expense	(106,110)	(74,919)
Net margin on financial instruments	303,689	329,214
Credit impairment charges on loans, net	(323,290)	(324,309)
Net interest and valuation income after provision for loans and financial leases	(19,601)	4,905
Fees and other service income, net	244,193	235,806
Other operating income	1,365	267
Total income, net	225,957	240,978
Total operating expenses	(221,310)	(219,532)
Profit before tax	4,647	21,446
Income tax	(2,961)	1,067
Net income from discontinued operations	1,686	22,513

Disclosure of assets classified as held for sale of discontinued operations [Text Block]	At December 31, 2015 Compañía de financiamiento Tuya was composed of assets and liabilities as presented below:

Disclosure of cash flow from discontinued operations [Text Block]
For the year ended December 31, 2015 Compañía de Financiamiento Tuya S.A. had the following cash flows:

2015
In millions of COP
Cash flows provided by operating activities:
Net Income	22,508
Total net income adjustments	308,945
Net changes of assets and liabilities	(243,153)
Net cash provided by operating activities	88,300
Cash flows provided by (used in) investing activities:
Net cash provided by (used in) investing activities	12,259
Cash flows used in financing activities:
Net cash used in financing activities	(42,823)
Net increased in cash	57,736
Cash at the beginning of the year	150,225
Cash at the end of the year	207,961